BORROWINGS - Borrowings by Currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 10,866						$ 3,265
Australian dollars
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	5		$ 7				0		$ 0
British pounds
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	33			£ 26			46			£ 36
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	8,605						974
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	786				$ 1,073		936				$ 1,090
Euros
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	264					€ 231	17					€ 14
Brazilian real
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	1,135	R$ 4,399					1,292	R$ 4,271
Other
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	38						0
Other local currency
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 175						$ 2